                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  4/30/07

              Date of Reporting Period:  Six months ended 10/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023		0.033	0.013	0.005	0.010	0.024
Net realized gain on investments	--		--	--	--	--	0.000	[1]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.033	0.013	0.005	0.010	0.024
Less Distributions:
Distributions from net investment income	(0.023)		(0.033)	(0.013)	(0.005)	(0.010)	(0.024)
Distributions from net realized gain on investments	--		--	--	--	--	(0.000	) [1]
TOTAL DISTRIBUTIONS	(0.023)		(0.033)	(0.013)	(0.005)	(0.010)	(0.024)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.32%		3.31%	1.28%	0.50%	1.05%	2.43%

Ratios to Average Net Assets:
Net expenses	0.59	% [3]	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	4.60	% [3]	3.24%	1.28%	0.51%	1.03%	2.31%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.30%	0.29%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$498,046		$364,282	$426,650	$435,206	$908,578	$849,131

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,023.20	$3.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At October 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	15.2%
8-30 Days	47.5%
31-90 Days	30.5%
91-180 Days	1.8%
181 Days or more	5.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2006 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--100.1%
$29,900,000	[1]	Federal Farm Credit System Discount Notes, 5.080% - 5.110%, 11/20/2006 - 1/25/2007	$29,733,081
124,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.180% - 5.255%, 11/1/2006 - 12/26/2006	124,476,282
12,000,000		Federal Farm Credit System Notes, 1.875% - 3.375%, 11/17/2006 - 1/19/2007	11,947,536
232,170,000	[1]	Federal Home Loan Bank System Discount Notes, 5.060% - 5.145%, 11/1/2006 - 1/26/2007	231,366,426
26,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.247%, 11/14/2006 - 1/10/2007	25,989,566
70,400,000		Federal Home Loan Bank System Notes, 2.750% - 6.500%, 11/2/2006 - 10/23/2007	70,253,893
5,000,000	[1]	Tennessee Valley Authority Discount Notes, 5.055%, 12/7/2006	4,974,725
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	498,741,509
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(695,863)
		TOTAL NET ASSETS--100%	$498,045,646

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$498,741,509
Income receivable		1,544,298
Receivable for shares sold		65,737
TOTAL ASSETS		500,351,544
Liabilities:
Payable for shares redeemed	$40,657
Income distribution payable	1,117,457
Payable to bank	1,014,595
Payable for shareholder services fees (Note 4)	105,657
Accrued expenses	27,532
TOTAL LIABILITIES		2,305,898
Net assets for 498,044,092 shares outstanding		$498,045,646
Net Assets Consist of:
Paid-in capital		$498,044,091
Undistributed net investment income		1,555
TOTAL NET ASSETS		$498,045,646
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$498,045,646 ÷ 498,044,092 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2006 (unaudited)

Investment Income:
Interest			$11,386,791
Expenses:
Investment adviser fee (Note 4)		$1,096,358
Administrative personnel and services fee (Note 4)		174,508
Custodian fees		10,527
Transfer and dividend disbursing agent fees and expenses		39,906
Directors'/Trustees' fees		1,877
Auditing fees		8,287
Legal fees		4,465
Portfolio accounting fees		41,430
Shareholder services fee (Note 4)		548,179
Share registration costs		19,086
Printing and postage		7,437
Insurance premiums		4,774
Miscellaneous		8,320
TOTAL EXPENSES		1,965,154
Waivers (Note 4):
Waiver of investment adviser fee	$(653,298)
Waiver of administrative personnel and services fee	(7,423)
TOTAL WAIVERS		(660,721)
Net expenses			1,304,433
Net investment income			$10,082,358

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2006	Year Ended 4/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,082,358	$12,913,884
Distributions to Shareholders:
Distributions from net investment income	(10,082,923)	(12,912,041)
Share Transactions:
Proceeds from sale of shares	644,852,199	795,498,195
Net asset value of shares issued to shareholders in payment of distributions declared	4,012,273	3,732,119
Cost of shares redeemed	(515,100,441)	(861,599,665)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	133,764,031	(62,369,351)
Change in net assets	133,763,466	(62,367,508)
Net Assets:
Beginning of period	364,282,180	426,649,688
End of period (including undistributed net investment income of $1,555 and $2,120, respectively)	$498,045,646	$364,282,180

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 10/31/2006	Year Ended 4/30/2006
Shares sold	644,852,199	795,498,195
Shares issued to shareholders in payment of distributions declared	4,012,273	3,732,119
Shares redeemed	(515,100,441)	(861,599,665)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	133,764,031	(62,369,351)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the Adviser voluntarily waived $653,298 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

AUTOMATED GOVERNMENT CASH RESERVES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was below the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N716

0112708 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

AUTOMATED TREASURY CASH RESERVES

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST
SEMI-ANNUAL SHAREHOLDER REPORT
October 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                  SIX MONTHS                                       YEAR ENDED APRIL 30
                                       ENDED
                                 (unaudited)
                                  10/31/2006            2006             2005             2004             2003             2002
NET ASSET VALUE, BEGINNING             $1.00           $1.00            $1.00            $1.00            $1.00            $1.00
OF PERIOD
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                  0.022           0.030            0.012            0.004            0.010            0.021
Net realized gain on                   0.000 1         0.000 1          0.000 1          0.000 1          0.000 1          0.001
investments
  TOTAL FROM INVESTMENT                0.022           0.030            0.012            0.004            0.010            0.022
  OPERATIONS
LESS DISTRIBUTIONS:
Distributions from net                (0.022)        (0.030)         (0.012)         (0.004)         (0.010)         (0.021)
investment income
Distributions from net                (0.000)1       (0.000)1        (0.000)1        (0.000)1        (0.000)1        (0.001)
realized gain on investments
  TOTAL DISTRIBUTIONS                 (0.022)        (0.030)         (0.012)         (0.004)         (0.010)         (0.022)
NET ASSET VALUE, END OF                $1.00           $1.00            $1.00            $1.00            $1.00            $1.00
PERIOD
TOTAL RETURN2                           2.21%          3.08%           1.16%           0.42%           0.97%           2.25%

RATIOS TO AVERAGE NET
ASSETS:
Net expenses                            0.59%3         0.59%           0.59%           0.59%           0.59%           0.59%
Net investment income                   4.30%3         2.92%           1.10%           0.40%           0.92%           2.04%
Expense                                 0.52%3         0.45%           0.41%           0.38%           0.35%           0.31%
waiver/reimbursement4
SUPPLEMENTAL DATA:
Net assets, end of period            $52,290         $90,742         $146,185         $177,500         $194,933         $239,245
(000 omitted)

1 Represents less than $0.001.
2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.
3 Computed on an annualized basis.
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses
Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            BEGINNING          ENDING        EXPENSES PAID
                         ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                            5/1/2006        10/31/2006
ACTUAL                      $1,000           $1,022.10           $3.01
HYPOTHETICAL
(ASSUMING A 5% RETURN
BEFORE EXPENSES)            $1,000           $1,022.23           $3.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At October 31, 2006, the Fund's portfolio composition1 was as follows:

                                            PERCENTAGE OF
                                         TOTAL NET ASSETS
 U.S. Treasury Securities                           98.0%
 Other Assets and Liabilities - Net2                 2.0%
   TOTAL                                           100.0%

At October 31, 2006 the Fund's effective maturity3 schedule was as follows:

 SECURITIES WITH AN                         PERCENTAGE OF
 EFFECTIVE MATURITY OF:                  TOTAL NET ASSETS
 1-7 Days                                            7.7%
 8-30 Days                                          39.1%
 31-90 Days                                         51.2%
 91-180 Days                                         0.0%
 181 Days or more                                    0.0%
 Other Assets and Liabilities - Net2                 2.0%
   TOTAL                                           100.0%
1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3 Effective maturity is determined in accordance with the requirements of Rule
2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

 PRINCIPAL                                                               VALUE
 AMOUNT
                    U.S. TREASURY OBLIGATIONS-98.0%
                    U.S. TREASURY BILLS-73.1%1
   $  4,000,000     4.625%, 11/2/2006                             $  3,999,486
      7,000,000     4.690% - 4.950%, 11/24/2006                      6,978,361
      6,000,000     4.715%, 12/7/2006                                5,971,710
        500,000     4.845%, 11/9/2006                                  499,462
     13,000,000     4.910% - 4.935%, 1/11/2007                      12,873,768
      2,000,000     4.950%, 1/4/2007                                 1,982,400
      5,000,000     4.960%, 1/18/2007                                4,946,267
      1,000,000     4.990%, 1/25/2007                                  988,218
                      TOTAL                                         38,239,672
                    U.S. TREASURY NOTES-24.9%
      9,000,000     2.625% - 3.500%, 11/15/2006                      8,993,981
      4,000,000     2.875%, 11/30/2006                               3,993,523
                      TOTAL                                         12,987,504
                      TOTAL INVESTMENTS-98.0%                       51,227,176
                      (AT AMORTIZED COST)2
                      OTHER ASSETS AND LIABILITIES-NET-2.0%          1,063,201
                      TOTAL NET ASSETS-100%                       $ 52,290,377
1 Discount rate at time of purchase.
2 Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006 (unaudited)

ASSETS:

Total investments in securities, at amortized cost and value                                                        $ 51,227,176
Cash                                                                                                                   1,101,772
Income receivable                                                                                                        185,820
  TOTAL ASSETS                                                                                                        52,514,768
LIABILITIES:
Income distribution payable                                                                         $ 198,101
Payable for Directors'/Trustees' fees                                                                     161
Payable for portfolio accounting fees                                                                   7,138
Payable for shareholder services fee (Note 4)                                                          12,230
Accrued expenses                                                                                        6,761
  TOTAL LIABILITIES                                                                                                      224,391
Net assets for 52,286,868 shares outstanding                                                                        $ 52,290,377
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                     $ 52,286,868
Undistributed net investment income                                                                                        3,509
  TOTAL NET ASSETS                                                                                                  $ 52,290,377
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$52,290,377 {divide} 52,286,868 shares outstanding, no par value, unlimited shares authorized                              $1.00

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2006 (unaudited)

INVESTMENT INCOME:

Interest                                                                                                 $ 2,423,886
EXPENSES:
Investment adviser fee (Note 4)                                                     $  247,722
Administrative personnel and services fee (Note 4)                                      75,617
Custodian fees                                                                           2,674
Transfer and dividend disbursing agent fees and expenses                                33,427
Directors'/Trustees' fees                                                                  735
Auditing fees                                                                            8,288
Legal fees                                                                               4,185
Portfolio accounting fees                                                               22,884
Shareholder services fee (Note 4)                                                      123,287
Share registration costs                                                                14,301
Printing and postage                                                                     9,494
Insurance premiums                                                                       4,092
Miscellaneous                                                                            7,863
  TOTAL EXPENSES                                                                       554,569
WAIVERS (NOTE 4):
Waiver of investment adviser fee                               $ (247,722)
Waiver of administrative personnel and services fee               (12,107)
  TOTAL WAIVERS                                                                       (259,829)
Net expenses                                                                                                 294,740
Net investment income                                                                                      2,129,146
Net realized gain on investments                                                                              15,562
Change in net assets resulting from operations                                                           $ 2,144,708
See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS
                                                                                                  ENDED               YEAR ENDED
                                                                                            (unaudited)                4/30/2006
                                                                                             10/31/2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                    $    2,129,146           $    4,120,053
Net realized gain on investments                                                                 15,562                   31,377
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                              2,144,708                4,151,430
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                     (2,126,795)             (4,122,785)
Distributions from net realized gain on investments                                             (15,562)                (31,377)
  CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                          (2,142,357)             (4,154,162)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                251,880,163              813,332,890
Net asset value of shares issued to shareholders in payment of distributions                    884,868                2,621,913
declared
Cost of shares redeemed                                                                    (291,219,295)           (871,394,849)
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    (38,454,264)            (55,440,046)
Change in net assets                                                                        (38,451,913)            (55,442,778)
NET ASSETS:
Beginning of period                                                                          90,742,290              146,185,068
End of period (including undistributed net investment income of $3,509 and $1,158,       $   52,290,377           $   90,742,290
respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

October 31, 2006 (unaudited)

1. ORGANIZATION
Money Market Obligations Trust (the "Trust") is registered under the Investment
Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves
(the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP)
in the United States of America.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.
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INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the

ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts are amortized/accreted.

FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the
Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN
48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                               SIX MONTHS             YEAR
                                                    ENDED            ENDED
                                               10/31/2006        4/30/2006

 Shares sold                                    251,880,163      813,332,890
Shares issued to shareholders
in payment of distributions declared               884,868        2,621,913
Shares redeemed                               (291,219,295)   (871,394,849)
  NET CHANGE RESULTING FROM
   SHARE TRANSACTIONS                          (38,454,264)    (55,440,046)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company, the Fund's investment adviser (the
"Adviser"), receives for its services an annual investment adviser fee equal to
0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended
October 31, 2006, the Adviser voluntarily waived $247,722 of its fee.

ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds as specified below:

                                AVERAGE AGGREGATE DAILY NET ASSETS
 MAXIMUM ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
 0.150%                         on the first $5 billion
 0.125%                         on the next $5 billion
 0.100%                         on the next $10 billion
 0.075%                         on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the net fee paid to FAS was 0.128% of average aggregate daily net assets of the Fund.

SHAREHOLDER SERVICES FEE
The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder
Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or
Trustees of the above companies.

5. LEGAL PROCEEDINGS
Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange
Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"),
and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various
Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the
Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. SUBSEQUENT EVENT
On November 16, 2006, a majority of the shareholders voted to approve the tax-
free reorganization of the Fund into U.S. Treasury Cash Reserves, another portfolio managed by the Fund's Adviser. At the close of business on November
17, 2006, the tax-free reorganization occurred and all assets of the Fund were merged into U.S. Treasury Cash Reserves.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

AUTOMATED TREASURY CASH RESERVES (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated
Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board.
The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the
Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the
Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose.
Thus, the Board's consideration of the advisory contract included review of the
Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-
and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the
Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The
Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that
Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the
Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with
"breakpoints" that serve to reduce the fee as the fund attains a certain size.
The Senior Officer did not recommend institution of breakpoints in pricing
Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the
Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the
Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the
Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-
term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the
Board's decision to approve the contract reflects its determination that
Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-
month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com, select "Products," select the "Prospectuses and
Regulatory Reports" link, then select the Fund to access the link to Form N-PX.
This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
(Call 1-800-SEC-0330 for information on the operation of the Public Reference
Room.) You may also access this information from the "Products" section of
Federated's website at FederatedInvestors.com by clicking on "Portfolio
Holdings" and selecting the name of the Fund, or by selecting the name of the
Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal
Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or
information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of
"householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of
"householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N690

2112509 (12/06)

Federated
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2006		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.024		0.034		0.015		0.008		0.013		0.025
Net realized gain on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.024		0.034		0.015		0.008		0.013		0.026
Less Distributions:
Distributions from net investment income	(0.024)		(0.034)		(0.015)		(0.008)		(0.013)		(0.025)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)
TOTAL DISTRIBUTIONS	(0.024)		(0.034)		(0.015)		(0.008)		(0.013)		(0.026)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		1.00		1.00
Total Return [2]	2.40%		3.48%		1.56%		0.81%		1.35%		2.64%

Ratios to Average Net Assets:
Net expenses	0.20	% [3]	0.20%		0.20%		0.20%		0.20%		0.20%
Net investment income	4.69	% [3]	3.41%		1.49%		0.78%		1.29%		2.51%
Expense waiver/reimbursement [4]	0.30	% [3]	0.55%		0.55%		0.55%		0.54%		0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,175,297		$1,097,251		$1,131,542		$1,443,086		$1,885,373		$1,813,575

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30, Year Ended April 30,
	10/31/2006		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.032		0.013		0.006		0.011		0.023
Net realized gain on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.032		0.013		0.006		0.011		0.024
Less Distributions:
Distributions from net investment income	(0.023)		(0.032)		(0.013)		(0.006)		(0.011)		(0.023)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)
TOTAL DISTRIBUTIONS	(0.023)		(0.032)		(0.013)		(0.006)		(0.011)		(0.024)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [2]	2.27%		3.22%		1.30%		0.56%		1.10%		2.38%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45%		0.45%		0.45%		0.45%		0.45%
Net investment income	4.42	% [3]	3.19%		1.26%		0.53%		1.04%		2.25%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%		0.30%		0.30%		0.29%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,409,994		$1,455,343		$1,209,508		$1,262,332		$1,317,596		$1,177,912

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,024.00	$1.02
Institutional Service Shares	$1,000	$1,022.70	$2.29
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,022.94	$2.29

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Institutional Service Shares	0.45%

Portfolio of Investments Summary Tables

At October 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Treasury Securities	99.9%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At October 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	1.0%
8-30 Days	49.6%
31-90 Days	47.4%
91-180 Days	1.9%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2006 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--99.9%
	U.S. Treasury Bills--59.8% [1]
$298,000,000	4.620% - 5.090%, 11/24/2006	$297,075,617
25,000,000	4.670%, 11/2/2006	24,996,757
194,000,000	4.715%, 12/7/2006	193,085,290
233,000,000	4.800% - 4.950%, 1/4/2007	230,998,933
421,000,000	4.910% - 4.935%, 1/11/2007	416,909,740
50,000,000	4.950%, 2/1/2007	49,367,500
133,000,000	4.960%, 1/18/2007	131,570,693
205,000,000	4.980% - 4.990%, 1/25/2007	202,588,385
	TOTAL	1,546,592,915
	U.S. Treasury Notes--40.1%
505,000,000	2.625% - 3.500%, 11/15/2006	504,598,015
482,000,000	2.875%, 11/30/2006	481,171,975
50,000,000	3.000%, 12/31/2006	49,810,713
	TOTAL	1,035,580,703
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [2]	2,582,173,618
	OTHER ASSETS AND LIABILITIES - NET--0.1%	3,117,530
	TOTAL NET ASSETS--100%	$2,585,291,148

1 Discount rate at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,582,173,618
Income receivable		13,240,126
TOTAL ASSETS		2,595,413,744
Liabilities:
Payable for shares redeemed	$274,907
Payable for shareholder services fee (Note 4)	315,285
Income distribution payable	7,517,977
Payable to bank	1,949,945
Accrued expenses	64,482
TOTAL LIABILITIES		10,122,596
Net assets for 2,585,154,598 shares outstanding		$2,585,291,148
Net Assets Consist of:
Paid-in capital		$2,585,154,598
Undistributed net investment income		136,550
TOTAL NET ASSETS		$2,585,291,148
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,175,297,305 ÷ 1,175,162,809 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,409,993,843 ÷ 1,409,991,789 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2006 (unaudited)

Investment Income:
Interest			$64,536,323
Expenses:
Investment adviser fee (Note 4)		$5,283,844
Administrative personnel and services fee (Note 4)		1,051,268
Account administration fee - Institutional Service Shares		26,853
Custodian fees		51,950
Transfer and dividend disbursing agent fees and expenses		40,751
Directors'/Trustees' fees		10,639
Auditing fees		8,539
Legal fees		4,625
Portfolio accounting fees		88,234
Shareholder services fee--Institutional Service Shares (Note 4)		1,808,796
Share registration costs		31,552
Printing and postage		9,979
Insurance premiums		9,803
Miscellaneous		9,642
TOTAL EXPENSES		8,436,475
Waivers (Note 4):
Waiver of investment adviser fee	$(3,849,482)
Waiver of administrative personnel and services fee	(44,695)
TOTAL WAIVERS		(3,894,177)
Net expenses			4,542,298
Net investment income			59,994,025
Net realized gain on investments			490,096
Change in net assets resulting from operations			$60,484,121

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2006	Year Ended 4/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$59,994,025	$76,327,826
Net realized gain on investments	490,096	460,468
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	60,484,121	76,788,294
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(27,451,767)	(36,884,259)
Institutional Service Shares	(32,454,960)	(39,454,964)
Distributions from net realized gain on investments
Institutional Shares	(220,642)	(214,902)
Institutional Service Shares	(269,454)	(245,566)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(60,396,823)	(76,799,691)
Share Transactions:
Proceeds from sale of shares	4,990,354,308	8,972,982,551
Net asset value of shares issued to shareholders in payment of distributions declared	18,001,703	17,021,718
Cost of shares redeemed	(4,975,745,613)	(8,778,449,607)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,610,398	211,554,662
Change in net assets	32,697,696	211,543,265
Net Assets:
Beginning of period	2,552,593,452	2,341,050,187
End of period (including undistributed net investment income of $136,550 and $49,252, respectively)	$2,585,291,148	$2,552,593,452

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2006	Year Ended 4/30/2006
Institutional Shares:
Shares sold	2,390,893,199	4,203,407,188
Shares issued to shareholders in payment of distributions declared	6,852,320	5,815,654
Shares redeemed	(2,319,733,023)	(4,243,527,575)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	78,012,496	(34,304,733)

	Six Months Ended 10/31/2006	Year Ended 4/30/2006
Institutional Service Shares:
Shares sold	2,599,461,109	4,769,575,363
Shares issued to shareholders in payment of distributions declared	11,149,383	11,206,064
Shares redeemed	(2,656,012,590)	(4,534,922,032)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(45,402,098)	245,859,395
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	32,610,398	211,554,662

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the Adviser voluntarily waived $3,849,482 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2006, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended October 31, 2006, FSSC did not receive any fees paid by the Fund. For the six months ended October 31, 2006, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. SUBSEQUENT EVENT

On November 16, 2006, a majority of the shareholders of Automated Treasury Cash Reserves (ATCR), another portfolio managed by the Fund's Adviser, voted to approve the tax-free reorganization of ATCR into the Fund. At the close of business on November 17, 2006, the tax-free reorganization occurred and all assets of ATCR were merged into the Fund.

Evaluation and Approval of Advisory Contract

U.S. TREASURY CASH RESERVES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

2112510 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        DECEMBER 15, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 15, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006